OPPENHEIMER SENIOR FLOATING RATE FUND

Supplement dated September 18, 2009 to the

Prospectus dated November 28, 2008

Effective November 2, 2009, this supplement amends the Prospectus of Oppenheimer Senior Floating Rate Fund (the “Fund”), dated November 28, 2008, and is in addition to the supplement dated May 15, 2009:

1.	The third paragraph of the section titled “What does the Fund Invest In?” on page 7 is deleted in its entirety and replaced by the following:

The Fund will principally invest in debt obligations, including Senior Loans, that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest a variable amount of its net assets in investments rated below "B." See "Does the Fund Have Credit Quality Standards for Senior Loans?" below. Many of the Fund’s investments are below investment grade and involve high risk, as described in "Special Risks of Lower-Grade Securities," below.

2.	The first paragraph of the section titled “Special Risks of Lower-Grade Securities” on page 15 is deleted in its entirety and replaced by the following:

The Fund can invest up to 100% of its total assets in Senior Loans and other securities that are below investment grade. Those are loans or securities rated below BBB- by Standard & Poor’s Ratings Services ("S&P") or Baa3 by Moody’s Investors Service, Inc., ("Moody’s") or that have comparable ratings by another rating organization, or, if unrated, that are considered by the Manager to be of comparable quality. Additionally, the Fund can invest a variable amount of the Fund's net assets in debt obligations, including Senior Loans, rated below "B" (at the time the Fund buys them) by a rating organization such as S&P or Moody's, or, if unrated, determined by the Manager to be of comparable quality. See “Does the Fund Have Credit Quality Standards for Senior Loans?” below. Some of these securities may be in default at the time the Fund buys them which means that the credit risks of these securities is higher. The Fund may invest in obligations of borrowers in connection with a restructuring under Chapter 11 of the U.S. Bankruptcy Code if the obligations meet the credit standards of the Manager. Debt securities and loans below investment grade tend to offer higher yields than investment-grade securities and loans to compensate investors for the higher risk of default, and are commonly referred to as "high risk securities" or, in the case of bonds, "junk bonds."

3.	The third bullet in the section titled “What are the Fund’s Principal Investment Policies?” on page 18 is deleted in its entirety and replaced by the following:

•

The Fund can invest a variable amount of the Fund's net assets in debt obligations, including Senior Loans, rated below "B" (at the time the Fund buys them) by a rating organization such as S&P or Moody's, or, if unrated, determined by the Manager to be of comparable quality. See “Does the Fund Have Credit Quality Standards for Senior Loans?” below.

4.	The third paragraph of the section titled “Buying Participation Interests” on page 21 is deleted in its entirety and replaced with the following:

Also, under a participation interest the Fund might be deemed to be a creditor of the intermediate participant rather than the borrower, so that the Fund will be exposed to the credit risks of the intermediate participant. The Fund will principally invest in loans through the purchase of participation interests that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest a variable amount of its net assets in investments, including participation interests, rated below "B."See “Does the Fund Have Credit Quality Standards for Senior Loans?” below.

5.	The section titled “Does the Fund Have Credit Quality Standards for Senior Loans?” on page 22 is deleted in its entirety and replaced with the following:

Rating organizations, such as S&P or Moody’s, rate debt obligations by rating the issuer, after evaluating the issuer’s financial soundness. Generally, the lower the investment rating, the more risky the investment. Debt securities rated below "BBB-" by S&P or "Baa3" by Moody’s are commonly referred to as "high risk" securities or "junk bonds." The Fund will principally invest in Senior Loans that are rated "B" or higher by one or more of the ratings organizations or, if unrated, are determined by the Manager to be of comparable quality, although, the Fund can invest a variable amount of its net assets in investments, including Senior Loans, rated below "B" as described below. Senior Loans rated "B" are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. While securities rated Baa by Moody’s or BBB by S&P are considered to be "investment grade," they have some speculative characteristics.

The Fund may invest in Senior Loans that are rated both investment grade and below investment grade by different rating organizations. The Fund can invest up to 100% of its assets in Senior Loans that are below investment grade. Additionally, the Fund can invest a variable amount of its net assets in debt obligations, including Senior Loans, rated below "B" (at the time the Fund buys them). The limit on investments rated below “B” is variable and is measured as a percentage of the Fund’s net assets. The limit is determined by reference to the Credit Suisse Leveraged Loan Index, a representative index of tradeable, senior secured, U.S. dollar-denominated, non-investment grade loans. The limit is equal to the percentage of assets rated below “B” constituting the Credit Suisse Leveraged Loan Index plus 10%. The limit is reset monthly based on the percentage of below “B” assets constituting the Credit Suisse Leveraged Loan Index at the prior month’s end. For example, if on March 31st, the percentage of below “B” assets in the Credit Suisse Leveraged Loan Index was 7.5%, the Fund could invest up to 17.5% of its net assets in investments rated below “B” during the month of April. Some of these securities may be in default at the time the Fund buys them. The Fund is not obligated to dispose of its investment in a Senior Loan if its rating drops below "B," but the Manager will monitor the loan to determine if any action is warranted or desirable. Many Senior Loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality. There is no limit on the Fund’s investment in unrated Senior Loans if the limitations set forth above are met. Appendix A to this prospectus includes the definitions of the rating categories of the principal rating organizations.

6.	The section titled “Other Loans” on page 25 is deleted in its entirety and replaced with the following:

The Fund can invest in loans other than Senior Loans, including collateralized and uncollateralized fixed-rate loans. These loans can be made to U.S. or foreign borrowers. The Fund has no limits as to the maturity of other loans in which it invests or as to the market capitalization range of the borrowers. The Fund will principally invest in other loans that are rated "B" or higher by one or more of the ratings organizations or, if unrated, are determined by the Manager to be of comparable quality, although the Fund can invest a variable amount of its net assets in investments rated below "B." See “Does the Fund Have Credit Quality Standards for Senior Loans?” above. Fixed-rate loans are subject to greater interest rate risk than Senior Loans, as the interest rate on a fixed-rate loan does not change as prevailing interest rates change.

7.	The section titled “Subordinated Debt Obligations” on page 25 is deleted in its entirety and replaced with the following:

The Fund can purchase fixed-rate and adjustable-rate subordinated debt obligations. The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. The Fund will principally invest in subordinated debt obligations that are rated "B" or higher by one or more of the ratings organizations or, if unrated, are determined by the Manager to be of comparable quality, although, the Fund can invest a variable amount of its net assets in investments, including subordinated debt obligations, rated below "B." See “Does the Fund Have Credit Quality Standards for Senior Loans?” above. Subordinated debt obligations do not have the same level of priority as Senior Loans and accordingly involve more risk than Senior Loans. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt.

September 18, 2009                                                                                                                       PS0291.032

OPPENHEIMER SENIOR FLOATING RATE FUND

Supplement dated September 18, 2009 to the

Statement of Additional Information dated November 28, 2008, revised May 14, 2009

Effective November 2, 2009, this supplement amends the Statement of Additional Information of Oppenheimer Senior Floating Rate Fund (the “Fund”), dated November 28, 2008, revised May 14, 2009:

1.	The third paragraph of the section titled “Credit Risk” on page 9 is deleted in its entirety and replaced by the following:

“Lower-grade” debt securities are those rated below “investment grade,” which means they have a rating lower than “Baa” by Moody’s or lower than “BBB” by Standard & Poor's or Fitch, or similar ratings by other rating organizations. If debt securities are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund’s portfolio of lower-grade securities. Although the Fund will normally invest in Senior Loans rated “B” or better (or that have, in the Manager’s judgment, a comparable quality, if unrated), it can invest a variable amount of its net assets in investments rated below “B.” A “B” rating is below investment grade. The limit on investments rated below “B” is variable and is measured as a percentage of the Fund’s net assets. The limit is determined by reference to the Credit Suisse Leveraged Loan Index, a representative index of tradeable, senior secured, U.S. dollar-denominated, non-investment grade loans. The limit is equal to the percentage of assets rated below “B” constituting the Credit Suisse Leveraged Loan Index plus 10%. The limit is reset monthly based on the percentage of below “B” assets constituting the Credit Suisse Leveraged Loan Index at the prior month’s end. For example, if on March 31st, the percentage of below “B” assets in the Credit Suisse Leveraged Loan Index was 7.5%, the Fund could invest up to 17.5% of its net assets in investments rated below “B” during the month of April.

2.	The section titled “Other Loans” on page 10 is deleted in its entirety and replaced by the following:

The Fund can invest in loans other than Senior Loans, including collateralized and uncollateralized fixed-rate loans. These loans can be made to U.S. or foreign borrowers. The Fund has no limits as to the maturity of other loans in which it invests or as to the market capitalization range of the borrowers. The Fund will principally invest in other loans that are rated “B” or higher by one or more of the ratings organizations or, if unrated, are determined by the Manager to be of comparable quality, although the Fund can invest a variable amount of its net assets in investments rated below “B.” See “Additional Information About the Fund’s Investment Policies and Risks – Main Risks of Debt Securities – Credit Risk” above. Fixed-rate loans are subject to greater interest rate risk than Senior Loans, as the interest rate on a fixed-rate loan does not change as prevailing interest rates change.

September 18, 2009                                                                                                                              PX0291.007